Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
7.	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2021	2022
Deductible input value-added tax	484,257	1,359,581
Prepayments	1,300,805	587,289
Deposits	83,939	92,023
Receivables from third party online payment service providers	78,620	38,201
Others	301,062	388,990

Total	2,248,683	2,466,084

Prepayments primarily consist of prepayments for raw materials, marketing and consulting services provided by suppliers.
Deposits primarily consist of deposits for short-term leases and the deposits to suppliers for guarantee of procurement.